Events after the reporting period (Narrative) (Detail 1) SFr in Millions		12 Months Ended
		Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Disclosure Of Non-adjusting Events After Reporting Period [Line Items]
Assets under management	[1]	SFr 1,824,000	SFr 1,649,000
Pre-tax gain		5,268	4,090	SFr 5,489
Changes to the Pension Fund of UBS in Switzerland
Disclosure Of Non-adjusting Events After Reporting Period [Line Items]
Maximum future payments to mitigate the effects of the reduction of the conversion rate on future pensions		SFr 720
Number of installments to be made for future pension payments		3
Pre-tax gain		SFr 225
Increase (decrease) in total equity		(200)
UBS AG
Disclosure Of Non-adjusting Events After Reporting Period [Line Items]
Assets under management	[1]	1,824,000	1,649,000
Pre-tax gain		4,998	SFr 4,069	SFr 5,407
UBS AG | Changes to the Pension Fund of UBS in Switzerland
Disclosure Of Non-adjusting Events After Reporting Period [Line Items]
Maximum future payments to mitigate the effects of the reduction of the conversion rate on future pensions		SFr 450
Number of installments to be made for future pension payments		3
Pre-tax gain		SFr 123
Increase (decrease) in total equity		SFr (130)

[1]	Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 and 31 December 2015 were corrected by CHF 12 billion and CHF 11 billion, respectively.